UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21583

CLOUGH GLOBAL ALLOCATION FUND
(Exact name of registrant as specified in charter)

1625 Broadway, Suite 2200, Denver, Colorado		80202
(Address of principal executive offices)		(Zip code)

Erin Douglas Clough Global Allocation Fund 1625 Broadway, Suite 2200 Denver, Colorado 80202
(Name and address of agent for service)

Registrant's telephone number, including area code:		(303) 623-2577

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2006

Item 1 – Schedule of Investments.

CLOUGH GLOBAL ALLOCATION FUND

QUARTERLY STATEMENT OF INVESTMENTS

December 31, 2006 (UNAUDITED)

	Shares	Value
COMMON STOCKS 100.39%
Consumer/Retail 4.51%
ASKUL Corp.	27,600	$536,902
Avis Budget Group, Inc.	8,700	188,703
Cia Brasileira de Distribuicao Grupo Pao de Acucar	10,900	372,453
Coinmach Service - Class A	50,000	595,000
Daimaru, Inc.	153,700	2,083,258
DSW, Inc. (a)	30,092	1,160,649
Honeys Co. Ltd.	15,500	575,690
Isetan Co. Ltd.	41,000	740,725
Komeri Company Ltd.	26,000	760,304
Melco PBL Entertainment Macau Ltd. - ADR (a)	1,200	25,512
Point, Inc.	19,300	1,268,233
Staples, Inc.	42,200	1,126,740
Takashimaya Co. Ltd.	55,000	777,362
Yamada Denki Co. Ltd.	3,300	280,072
		10,491,603

Energy 16.24%
Coal 0.06%
Evergreen Energy, Inc. (a)	15,400	152,306

Exploration & Production 6.77%
Addax Petroleum Corp. (b)	10,700	300,406
Anadarko Petroleum Corp.	35,600	1,549,312
Cairn Energy PLC (a)	36,800	1,296,247
Canadian Natural Resources Ltd.	8,300	441,809
Chesapeake Energy Corp. *	20,800	604,240
Chevron Corp.	12,000	882,360
Cnooc Ltd.	2,000	190,041
ConocoPhillips	15,200	1,093,640
Devon Energy Corp.	39,400	2,642,952
Hess Corp.	38,600	1,913,402
Newfield Exploration Co. (a)	1,100	50,545
Parallel Petro Corp. (a)	50,600	889,042
PetroHawk Energy Corp. (a)	5,000	57,500
PetroHawk Energy Corp. (a) (d)	18,000	207,000
Southwestern Energy (a)	39,600	1,387,980
Suncor Energy, Inc.	14,000	1,104,740
Talisman Energy, Inc.	28,300	480,504
Ultra Petroleum Corp. (a)	13,400	639,850
		15,731,570

Oil Services and Drillers 8.99%
Cameron International Corp. (a) *	2,000	106,100
Diamond Offshore Drilling Inc.	33,000	2,638,020
Global SantaFe Corp.	59,000	3,468,020
Grant Prideco Inc. (a)	7,500	298,275
Halliburton Co. *	40,700	1,263,735
Helix Energy Solutions Group, Inc. (a)	15,800	495,646
Helmerich & Payne, Inc.	53,000	1,296,910
National - Oilwell, Inc. (a)	4,000	244,720
Noble Corp.	51,300	3,906,495

Oil States International, Inc. (a)	8,000	257,840
Petroplus Holdings AG (a)	1,200	72,876
Rowan Companies, Inc.	15,000	498,000
Schlumberger Ltd.	24,000	1,515,840
Transocean, Inc. (a)	40,875	3,306,379
Weatherford International (a)	36,400	1,521,156
		20,890,012

Refiners 0.42%
Valero Energy Corp.	19,000	972,040
TOTAL ENERGY		37,745,928

Finance 33.70%
Banks 23.33%
Banco Bilbao Vizcaya - Spon ADR	37,000	890,220
Banco Bradesco - Spon ADR	90,600	3,655,710
Banco Itau Holding Financeira - Spon ADR	71,200	2,566,048
Banco Santander Chile - Spon ADR	11,400	549,024
BanColombia SA - Spon ADR	12,100	376,915
Bangkok Bank PLC	249,500	774,189
Bank of Yokohama Ltd.	529,800	4,149,184
Barclays PLC - Spon ADR	25,400	1,476,756
Barclays PLC	105,200	1,503,652
Brookline Bancorp, Inc.	148,000	1,949,160
Citigroup, Inc. *	116,900	6,511,330
Credit Suisse Group	12,100	845,185
DBS Group Holdings Ltd.	32,000	471,524
Hana Financial Group, Inc.	35,200	1,850,839
Joyo Bank Ltd.	333,000	1,838,419
Kasikornbank PLC	290,600	504,144
KBW, Inc. (a)	6,600	193,974
Kookmin Bank (a)	8,500	685,440
Mizuho Financial Group, Inc.	173	1,235,662
Morgan Stanley	4,400	358,292
NewAlliance Bancshares, Inc.	43,600	715,040
Nikko Cordial Corp.	392,000	4,496,282
Nomura Holdings Inc - ADR	85,800	1,625,052
Nomura Holdings Inc.	132,500	2,499,580
People’s Bank	17,000	758,540
Shizuoka Bank Ltd.	202,000	2,004,638
Siam Commercial Bank PLC	460,000	752,609
Siam Commercial Bank PLC - NVDR	431,700	706,307
Sovereign Bancorp, Inc.	13,100	332,609
Sumitomo Mitsui Financial Group, Inc.	103	1,055,922
UBS AG - Registered	22,800	1,385,589
UBS AG	58,700	3,541,371
Unibanco - Uniao de Bancos Brasileiros - Spon ADR	21,300	1,980,048
		54,239,254

Non-Bank 10.37%
Apollo Investment Corp.	414,089	9,275,593
Ares Capital Corp.	47,900	915,369
Crystal River Capital, Inc.	34,900	890,997
Daiwa Securities Group, Inc.	461,400	5,175,993
Fannie Mae	49,600	2,945,744
Freddie Mac	21,600	1,466,640
Kohlberg Capital Corp. (a)	12,000	207,600
Legg Mason, Inc.	8,000	760,400
Mitsubishi UFJ Financial Group, Inc.	119	1,469,938
Monex Beans Holdings, Inc.	671	521,554
SBI E*Trade Securities	490	465,274
		24,095,102
TOTAL FINANCE		78,334,356

Healthcare 3.17%
BioSphere Medical, Inc. (a) (d)	50,000	334,000
BioSphere Medical, Inc. (a)	182,703	1,220,456
Boston Scientific Corp. (a)	42,100	723,278
Sepracor, Inc. (a) *	53,700	3,306,846
UnitedHealth Group, Inc.	33,100	1,778,463
		7,363,043

Industrial 9.12%
Agrium, Inc.	29,000	913,210
Altra Holdings, Inc. (a)	3,000	42,150
American Science & Engineering Inc. (a) *	58,758	3,496,689
Boeing Co.	8,000	710,720
Caterpillar, Inc.	46,600	2,857,978
Color Kinetics, Inc. (a)	33,800	721,630
Empresa Brasileira de Aeronautica - Spon ADR	34,255	1,418,499
General Electric Co.	55,800	2,076,318
Insituform Technologies - Class A (a)	34,500	892,170
Kokuyo Company Ltd.	88,500	1,398,836
Magal Security Systems Ltd. (a)	76,443	684,165
Mueller Water Products Inc. (a)	20,159	300,369
Owens-Illinois Inc. (a)	18,300	337,635
Smurfit-Stone Container Corp. (a)	217,100	2,292,576
Textron, Inc.	3,700	346,949
Trina Solar Ltd. - ADR (a)	900	17,010
Tyco International Ltd.	44,400	1,349,760
USG Corp. (a)	19,400	1,063,120
Washington Group International Inc. (a)	3,000	179,370
Willbros Group Inc. (a)	5,200	98,280
		21,197,434

Insurance 5.83%
Allstate Corp.	33,500	2,181,185
American International Group	28,800	2,063,808
Arch Capital Group Ltd. (a)	3,000	202,830
Aspen Insurance Hldg.	6,200	163,432
Chubb Corp.	16,700	883,597
Everest Re Group Ltd.	6,900	676,959
Hanover Insurance Group, Inc.	2,500	122,000
Hartford Financial Services Group, Inc.	10,000	933,100
Montpelier Re Holdings Ltd.	106,700	1,985,687
PartnerRe Ltd. *	25,200	1,789,956
Platinum Underwriters Holdings	42,684	1,320,643
RAM Holdings Ltd. (a)	10,500	150,045
St. Paul Travelers Cos., Inc.	20,200	1,084,538
		13,557,780

Metals & Mining 0.71%
Alcoa, Inc.	9,800	294,098
Coeur d’Alene Mines Corp. (a)	273,600	1,354,320
		1,648,418

Real Estate 5.07%
Aeon Mall Co. Ltd.	10,300	581,623
Beijing Capital Land Ltd. (b)	225,000	115,128
Cheung Kong Holdings Ltd.	249,800	3,075,010
Diamond City Co. Ltd.	7,400	332,675
Great Eagle Holdings Ltd.	118,000	339,817
Henderson Land Development Co. Ltd.	148,000	827,687
Hongkong Land Holdings Ltd.	197,600	786,448
Hysan Development Co. Ltd.	150,300	393,223
Mitsui Fudosan Co. Ltd.	46,700	1,139,982
Shanghai Jin Jiang International Hotels Group Co. Ltd. (a) (b)	11,100	5,323
Sistema-Hals - GDR (a) (b)	12,000	159,600
Sun Hung Kai Properties Ltd.	194,000	2,228,495
Trinity Capital PLC (a) (b)	564,168	911,320
Urban Corp.	58,000	880,198
		11,776,529

Real Estate Investments Trusts (REITS) 1.53%
Champion REIT (a) (b)	270,600	130,807
Douglas Emmett, Inc.	6,100	162,199
Mills Corp.	88,700	1,774,000
Sunlight Real Estate Investment Trust (a)	11,384	3,308
Trustreet Properties, Inc.	88,600	1,492,910
		3,563,224

Technology & Communications 14.77%
Automatic Data Processing, Inc.	14,400	709,200
Avnet Inc. (a)	78,100	1,993,893
Canadian Satellite - Class A (a) (b)	32,000	185,225
Canadian Satellite (a)	16,000	92,612
Chartered Semiconductor Manufacturing Ltd. (a)	960,000	801,173
China Communications Construction Co. Ltd. (a) (b)	36,900	36,481
EMC Corp. (a)	113,900	1,503,480
Intel Corp.	165,700	3,355,425
International Rectifier Corp. (a)	74,400	2,866,632
Lenovo Group Ltd.	4,870,000	1,978,479
Marvell Technology Group Ltd. (a)	35,200	675,488
News Corp - Class B *	105,900	2,357,334
Nokia Corp - Spon ADR	65,700	1,335,024
Photon Dynamics Inc. (a)	30,000	350,700
Powerchip Semiconductor Corp. (b)	225,000	1,519,110
Qualcomm, Inc.	74,300	2,807,797
Radvision Ltd. *	157,945	3,171,536
Seagate Technology	29,200	773,800
Sprint Nextel Corp.	124,000	2,342,360
Symantec Corp. (a)	63,100	1,315,635
Time Warner, Inc.	105,500	2,297,790
Trident Microsystems, Inc. (a)	11,200	203,616
Western Digital Corp. (a)	34,800	712,008
Yahoo! Inc. (a)	36,700	937,318
		34,322,116

Transportation 0.91%
Allegiant Travel Co. (a)	600	16,836
Gol - Linhas Aereas - ADR	39,850	1,142,499
Republic Airways Holdings, Inc. (a)	7,600	127,528
Singapore Airlines Ltd.	73,000	832,926
		2,119,789

Utilities 4.83%
British Energy Group PLC (a)	56,200	597,509
China Coal Energy Co. (a) (b)	124,000	80,506
China Power International Development Ltd.	875,000	480,343
China Resources Power Holdings Co.	359,000	541,848
Datang International Power Generation Co. Ltd.	1,533,100	1,596,507
Huadian Power International Co.	2,230,800	877,602
Huaneng Power International, Inc	2,416,000	2,158,724
ITC Holdings Corp.	13,600	542,640
Mirant Corp. (a)	10,500	331,485
PNOC Energy Development Corp. (a) (b)	1,162,000	114,897
PPL Corp.	9,000	322,560
Reliant Energy, Inc. (a)	50,400	716,184
Sinopec Shanghai Petrochemical Co. Ltd.	1,600,000	789,890
Sinotrans Ltd.	1,001,000	361,623
Williams Cos., Inc. *	50,100	1,308,612
Zhejiang Southeast	761,500	421,109
		11,242,039
TOTAL COMMON STOCKS
(Cost $210,611,211)		233,362,259

EXCHANGE TRADED FUNDS 2.66%
iShares
MSCI Hong Kong *	228,300	3,645,951
MSCI Pacific	10,000	1,252,400
MSCI Taiwan	88,400	1,282,684

TOTAL EXCHANGE TRADED FUNDS (Cost $4,539,938)		6,181,035

PREFERRED STOCKS 1.40%
Arch Capital Group Ltd., 7.875%	75,000	1,947,000
Ashford Hospitality Trust, Inc., 8.55%	50,000	1,298,440

TOTAL PREFERRED STOCKS (Cost $3,107,500)			3,245,440

SHORT TERM INVESTMENTS 14.13%
JP Morgan Prime		12,845,191	12,845,191
Merrill Lynch Premier Institutional		20,000,000	20,000,000

TOTAL SHORT TERM INVESTMENTS (Cost $32,845,191)			32,845,191

CLOSED-END FUNDS 0.45%
The Ottoman Fund (a) (b)		515,340	1,050,901

TOTAL CLOSED-END FUNDS (Cost $896,434)			1,050,901

Due Date	Coupon	Principal Amount	Value
CORPORATE BONDS 8.92%
Barclays Bank PLC
09/24/2007 (c)	17.00%	3,000,000	3,331,125
09/26/2007 (c)	17.05%	5,000,000	5,539,850
09/28/2007 (c)	16.90%	5,000,000	5,562,925
Consolidated Edison Co. of New York
06/15/2036 *	6.20%	3,000,000	3,120,582
Merrill Lynch
06/13/2008 * (b) (c)	15.22%	3,000,000	3,189,900

TOTAL CORPORATE BONDS (Cost $18,994,367)			20,744,382

ASSET/MORTGAGE BACKED SECURITIES 4.06%
FNR
Series 2006-83, Class HZ, maturity date 9/25/2036 *	6.00%	5,479,228	5,423,510
FHR
Series 3211, Class LZ, maturity date 9/15/2036 *	6.00%	4,060,300	4,011,654

TOTAL ASSET/MORTGAGE BACKED SECURITIES (Cost $9,198,417)			9,435,164

GOVERNMENT & AGENCY OBLIGATIONS 13.69%
Non-U.S. Government Obligations 2.35%
UK Treasury
09/07/2015	4.75%	2,800,000	5,468,643

TOTAL NON-U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $5,275,697)			5,468,643

U.S. Government Obligations 11.34%
Federal Home Loan Bank System (FHLB)
11/22/2021 ^	8.00%	2,000,000	1,991,100
12/20/2021 ^ (c)	7.50%	7,000,000	7,008,750
Federal Home Loan Mortgage Corporation (FHLMC)
08/10/2016 ^ *	8.55%	7,500,000	7,565,625
U.S. Treasury Bond
08/15/2022 *	7.25%	500,000	627,227
02/15/2025 *	7.625%	4,500,000	5,957,230
02/15/2031 *	5.375%	3,000,000	3,214,455

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $26,242,835)			26,364,387
TOTAL GOVERNMENT & AGENCY OBLIGATIONS (Cost $31,518,532)			31,833,030

Total Investments - 145.70% (Cost $311,711,590)			338,697,402

Liabilities in Excess of Other Assets - (4.67%)%			(10,864,015)

Liquidation Preference of Auction Market
Preferred Shares, Series W28 (including dividends payable on preferred shares) - (41.03%)			(95,376,212)
NET ASSETS - 100.00%			$232,457,175

SCHEDULE OF SECURITIES SOLD SHORT

Name	Shares	Value
Amazon.com Corp. (a)	(46,700)	$(1,842,782)
American Eagle Outfitters	(72,300)	(2,256,483)
Arch Coal, Inc.	(21,000)	(630,630)
Bankunited Financial Corp.	(13,200)	(369,072)
Cheniere Energy, Inc. (a)	(48,900)	(1,411,743)
Comerica, Inc.	(26,700)	(1,566,756)
CONSOL Energy, Inc.	(4,400)	(141,372)
Countrywide Financial	(20,500)	(870,225)
Cummins, Inc.	(7,000)	(827,260)
Downey Financial Corp.	(19,700)	(1,429,826)
Fifth Third Bancorp	(15,000)	(613,950)
Frontline Limited	(26,600)	(847,210)
Graco, Inc.	(16,500)	(653,730)
Harley-Davidson, Inc.	(20,100)	(1,416,447)
LandAmerica Financial	(29,300)	(1,849,123)
Longs Drug Stores Corp.	(16,600)	(703,508)
Panera Bread Co. (a)	(28,500)	(1,593,435)
Patterson-UTI Energy, Inc.	(40,098)	(931,477)
Polaris Industries, Inc.	(76,900)	(3,601,227)
Semiconductor HOLDRs Trust	(10,300)	(347,110)
Sony Corp. - Spon ADR	(31,200)	(1,336,296)
Southern Copper Corp.	(10,700)	(576,623)
SunTrust Banks, Inc.	(12,000)	(1,013,400)
Thor Industries, Inc.	(19,200)	(844,608)
Tidewater, Inc.	(10,000)	(483,600)
Timken Co.	(26,200)	(764,516)
Toro Co.	(55,200)	(2,573,976)
United States Steel Corp.	(4,400)	(321,816)

Total Securities Sold Short (Proceeds $32,488,772)		$(31,818,201)

ADR	American Depository Receipt

(a)	Non-Income Producing Security

(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2006, these securities had total value of $7,799,604 or 3.36% of total net assets.

(c)	Fair valued security; valued in accordance with procedures approved by the Board of Trustees. As of December 31, 2006, these securities had total value of $24,632,550 or 10.60% of total net assets.

(d)

Private Placement; these securities may only be resold in transactions exempt from registration under the securities Act of 1933. As of December 31, 2006, these securities had total value of $541,000 or 0.23% of total net assets.

^	Floating or variable rate security - rate disclosed as of December 31, 2006. Maturity date represents the next reset date.

*	Security, or portion of security, is being held as collateral for written options and/or short sales.

Income Tax Information:

Net unrealized appreciation/depreciation of investments based on federal tax costs were as follows:

As of December 31, 2006

Gross appreciation (excess of value over tax cost)	27,992,306
Gross depreciation (excess of tax cost over value)	(2,712,451)
Net unrealized appreciation	25,279,855
Cost of investments for income tax purposes	313,417,547

See Notes to Quarterly Statement of Investments

Notes to Quarterly Statement of Investments

1. Significant Accounting and Operating Policies

Clough Global Allocation Fund is a closed-end management investment company (the “Fund”) that was organized under the laws of the state of Delaware by an Agreement and Declaration of Trust dated April 27, 2004. The Fund is a non-diversified series with an investment objective to provide a high level of total return. The Declaration of Trust provides that the Trustees may authorize separate classes of shares of beneficial interest.

The following summarizes the significant accounting policies of the Fund.

Security Valuation:  The net asset value per Share of the Fund is determined no less frequently than daily, on each day that the American Stock Exchange (the “Exchange”) is open for trading, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). Trading may take place in foreign issues held by the Fund at times when the Fund is not open for business. As a result, the Fund’s net asset value may change at times when it is not possible to purchase or sell shares of the Fund. Securities held by the fund for which exchange quotations are readily available are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean of the bid and asked prices on such day. Over-the-counter securities traded on NASDAQ are valued based upon the closing price. Debt securities for which the over-the-counter market is the primary market are normally valued on the basis of prices furnished by one or pricing services at the mean between the latest available bid and asked prices. As authorized by the Trustees, debt securities (other than short-term obligations) may be valued on the basis of valuations furnished by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of securities. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates value, unless the Trustees determine that under particular circumstances such method does not result in fair value. Over-the-counter options are valued at the mean between bid and asked prices provided by dealers. Financial futures contracts listed on commodity exchanges and exchange-traded options are valued at closing settlement prices. Securities for which there is no such quotation or valuation and all other assets are valued at fair value in good faith by or at the direction of the Trustees.

Foreign Securities:  The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.

Options:  In order to hedge against adverse market shifts, the Fund may utilize up to 10% of its total assets to purchase put and call options on securities. The Fund may also utilize an additional

10% of its total assets to purchase put and call options on domestic stock indices to hedge against risks of market-wide price movements affecting its assets. When a Fund purchases a call or put option, an amount equal to the premium paid is included in the Fund’s Statement of Assets and Liabilities, which is included in the Annual and Semi-Annual reports to shareholders, as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid.

The Fund may also write covered put and call options on securities and stock indices. When a Fund writes a put or call option, an amount equal to the premium received is included in the Statement of Assets and Liabilities, which is included in the Annual and Semi-Annual reports to shareholders, as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, a Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written and purchased options are non-income producing securities.

Written option activity as of December 31, 2006 was as follows:

CALL OPTIONS WRITTEN

	Number of Contracts	Amount of Premiums
Options outstanding as of September 30, 2006	—	—
Positions opened	—	—
Options expired	—	—
Options split	—	—

Outstanding, December 31, 2006	—	$—
Market Value, December 31, 2006		$—

PUT OPTIONS WRITTEN

	Number of Contracts	Amount of Premiums
Options outstanding as of September 30, 2006	4,000	$595,301
Positions opened	—	—
Options expired	(4,000)	(595,301)
Options split	—	—

Outstanding, December 31, 2006	—	$—
Market Value, December 31, 2006		$—

Short Sales:  The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.

Securities Transactions and Investment Income:  Investment security transactions are accounted for as of trade date. Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the highest cost basis for both financial reporting and income tax purposes.

Item 2 - Controls and Procedures.

(a)                                  The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)                                 There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CLOUGH GLOBAL ALLOCATION FUND

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive officer)

Date:	March 1, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive officer)

Date:	March 1, 2007

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer (principal financial officer)

Date:	March 1, 2007